Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Communications Fund (the “Fund”), a series of DWS Communications Fund, Inc. (the “Corporation”) (Reg. Nos. 002-87336, 811-03883)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) under the Securities Act, upon the effectiveness of Post-Effective Amendment No. 44 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to the Corporation’s Registration Statement and was filed electronically on April 29, 2010.

Please direct any comments or questions on this filing to the undersigned at 617-295-3011.

Very truly yours,

                     /s/James M. Wall
James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:            Adam Schlichtmann, Esq., Ropes & Gray